REVENUE (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Schedule of Revenue from Contracts with Customers

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue from contracts with a customer	6,867	—	—

Schedule of Disaggregated Revenue Information

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods
Sale of copper ores	6,867	—	—

Geographic market
Mainland China	6,867	—	—

Timing of revenue recognition
Goods transferred at a point in time	6,867	—	—